UNITED STATES
                                          SECURITIES AND EXCHANGE COMMISSION
                                                Washington, D.C. 20549

                                                       Form 13F

                                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number: ________

	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Portland Global Advisors, LLC
Address:	217 Commercial Street
		Portland, ME 04101

Form 13F File Number: 028-14055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Derek Jaskulski
Title:		Principal
Phone:		207-773-2773

Signature, Place, and Date of Signing:


     /s/ Derek Jaskulski          Portland, Maine          8/1/12


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:	None.

                                             FORM 13 F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	    0


Form 13F Information Table Entry Total:	    78


Form 13F Information Table Value Total:	    $117,368 (in thousands)


List of Other Included Managers:	    None

                                             FORM 13F INFORMATION TABLE
                                             As of June 30, 2012




                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allergan Inc                   COM              018490102      925     9990 SH       Sole                                       9990
AmBev (preferred)ADR           COM              20441W203      875    22820 SH       Sole                                      22820
Amazon.com                     COM              023135106      228     1000 SH       Sole                                       1000
American Movil ADR             COM              02364W105     2001    76774 SH       Sole                                      76774
Amgen Inc                      COM              031162100      968    13277 SH       Sole                                      13277
Apple Computer                 COM              037833100      967     1655 SH       Sole                                       1655
BHP Billiton Ltd.              COM              088606108      573     8775 SH       Sole                                       8775
Bank of New York Mellon        COM              064058100     1081    49254 SH       Sole                                      49254
Becton Dickinson Co.           COM              075887109      877    11730 SH       Sole                                      11730
Berkshire Hathaway Inc Cl A    COM              084670108      375        3 SH       Sole                                          3
Bristol Myers Squibb           COM              110122108      220     6114 SH       Sole                                       6114
CNOOC ADR                      COM              126132109      975     4845 SH       Sole                                       4845
Canon Inc. (JPY) ADR           COM              138006309      411    10287 SH       Sole                                      10287
Check Point Software (ISR)     COM              M22465104      520    10495 SH       Sole                                      10495
China Life Insurance Co.       COM              16939P106     1037    26258 SH       Sole                                      26258
Church & Dwight                COM              171340102     2088    37647 SH       Sole                                      37647
CocaCola Femsa (Mex)           COM              191241108     1210     9247 SH       Sole                                       9247
Colgate                        COM              194162103      224     2150 SH       Sole                                       2150
DJ Select Dividend Index       COM              464287168     3925    69849 SH       Sole                                      69849
Diageo PLC                     COM              25243Q205     1558    15115 SH       Sole                                      15115
EMC Corp Com                   COM              268648102      652    25458 SH       Sole                                      25458
Emerson Electric               COM              291011104      220     4714 SH       Sole                                       4714
Exelis Inc                     COM              30162a108      175    17770 SH       Sole                                      17770
Exxon Corp                     COM              30231G102     1050    12266 SH       Sole                                      12266
FedEx Corp.                    COM              31428X106     1665    18180 SH       Sole                                      18180
Fifth Third Bancorp            COM              316773100      317    23678 SH       Sole                                      23678
General Electric               COM              369604103      893    42864 SH       Sole                                      42864
General Mills                  COM              370334104      349     9060 SH       Sole                                       9060
HSBC Hldgs (UK)                COM              404280406      435     9861 SH       Sole                                       9861
Hasbro Corp                    COM              418056107     1074    31695 SH       Sole                                      31695
Hershey Foods Corp             COM              427866108     1045    14510 SH       Sole                                      14510
ICICI Bank (India)             COM              45104G104     1057    32616 SH       Sole                                      32616
Intel                          COM              458140100      680    25529 SH       Sole                                      25529
International Business Machine COM              459200101     1047     5354 SH       Sole                                       5354
Iron Mountain                  COM              462846106      976    29620 SH       Sole                                      29620
Johnson & Johnson              COM              478160104      508     7518 SH       Sole                                       7518
KLD Select Social Index Fund   COM              464288802      244     4275 SH       Sole                                       4275
Kellogg Co                     COM              487836108      241     4876 SH       Sole                                       4876
LVMH Moet Hennessy             COM              502441306      321    10630 SH       Sole                                      10630
Manpower                       COM              56418H100      989    26993 SH       Sole                                      26993
McCormick Inc                  COM              579780206      322     5315 SH       Sole                                       5315
McDonald's                     COM              580135101      970    10952 SH       Sole                                      10952
Mead Westvaco Corp             COM              583334107      471    16396 SH       Sole                                      16396
Merck & Co                     COM              58933y105     1144    27395 SH       Sole                                      27395
Microsoft                      COM              594918104     1161    37965 SH       Sole                                      37965
Mindray Medical Int'l          COM              602675100      916    30245 SH       Sole                                      30245
Minnesota Mining & MFG Co      COM              88579Y101      538     6001 SH       Sole                                       6001
Norfolk Southern               COM              655844108     1709    23807 SH       Sole                                      23807
Pao de Acucar (BZL)            COM              20440t201      372     9295 SH       Sole                                       9295
Pfizer                         COM              717081103      365    15888 SH       Sole                                      15888
Proctor & Gamble               COM              742718109      715    11669 SH       Sole                                      11669
Rockwell Automation Inc        COM              773903109      243     3685 SH       Sole                                       3685
S&P Mid Cap 400 ETF            COM              464287507     1474    15649 SH       Sole                                      15649
S&P MidCap 400                 COM              78467Y107    10053    58688 SH       Sole                                      58688
S&P Spyders                    COM              78462F103    17523   128749 SH       Sole                                     128749
Schlumberger                   COM              806857108     1053    16228 SH       Sole                                      16228
Sherwin Williams               COM              824348106      228     1725 SH       Sole                                       1725
Siemens ADR (Ger)              COM              826197501     1158    13770 SH       Sole                                      13770
Smith & Nephew (UK) ADR        COM              83175M205     1169    23375 SH       Sole                                      23375
Soc Quimica y Minera de Chile  COM              833635105     1177    21142 SH       Sole                                      21142
St Jude Medical                COM              790849103     1214    30407 SH       Sole                                      30407
Suncor Energy                  COM              867224107     1011    34914 SH       Sole                                      34914
Teva Pharmaceutical (ISR)      COM              881624209     1393    35315 SH       Sole                                      35315
Texas Instruments              COM              882508104     1408    49078 SH       Sole                                      49078
Total Market Viper             COM              922908769     8900   127695 SH       Sole                                     127695
US Bancorp                     COM              902973304     2142    66601 SH       Sole                                      66601
Unilever (NL-UK)               COM              904784709     1073    32165 SH       Sole                                      32165
Vanguard All-World ex-US ETF   COM              922042775     2677    65315 SH       Sole                                      65315
Vanguard Emerging Markets ETF  COM              922042858     3658    91605 SH       Sole                                      91605
Verizon Communications         COM              92343V104      229     5149 SH       Sole                                       5149
Vina Concha Y Toro (CHL)       COM              927191106      454    11364 SH       Sole                                      11364
Wisdom Tree EMG Small Cap      COM              97717W281      582    13430 SH       Sole                                      13430
Xylem                          COM              98419m100      453    17995 SH       Sole                                      17995
i Shares MSCI Emerging Markets COM              464287234     4813   122990 SH       Sole                                     122990
iShares MSCI EAFE Index        COM              464287465     5444   108970 SH       Sole                                     108970
iShares Russell 2000           COM              464287655     3322    41755 SH       Sole                                      41755
iShares Russell Microcap       COM              464288869      579    11575 SH       Sole                                      11575
iShares S&P 500 Growth Index   COM              464287309      279     3793 SH       Sole                                       3793

					  	   TOTAL:  $117,368  2,092,807